Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,005.00
Total Offset Amount	0.00
Net Fee	$ 10,005.00